Rule 497(e)
                                                               File Nos. 2-90519
                                                                    and 811-4007


                                   SUPPLEMENT
                           Dated April 29, 2003 to the
          Statement of Additional Information dated February 28, 2003
                     SMITH BARNEY CAPITAL PRESERVATION FUND
                           Dated April 29, 2003 to the
          Statement of Additional Information dated February 28, 2003
                    SMITH BARNEY CAPITAL PRESERVATION FUND II

The following information replaces and supersedes, as applicable, certain information set forth in the section entitled "Determination of Net Asset Value; Valuation of Securities" in each Fund's Statement of Additional Information:

         Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price.